CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for accounts and notes receivable credit losses | ¥	¥ 723,655		¥ 692,722
Current liabilities	28,544,764	$ 4,020,446	20,248,470
Non-current liabilities	¥ 2,236,445	$ 314,997	1,540,104
Common stock, shares authorized	5,000,000,000	5,000,000,000
VIE | Nonrecourse
Current liabilities | ¥	¥ 13,542,803		7,666,369
Non-current liabilities | ¥	¥ 978,591		¥ 215,955
Class A ordinary shares
Common stock, par value | $ / shares		$ 0.00002
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	1,129,212,881	1,129,212,881	1,109,433,914
Common stock, shares outstanding	1,104,888,353	1,104,888,353	1,084,058,607
Class B ordinary Shares
Common stock, par value | $ / shares		$ 0.00002
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	97,556,869	97,556,869	117,335,836
Common stock, shares outstanding	97,556,869	97,556,869	112,895,380